Financial Instruments - Summary of Debt and Related Derivative Instruments (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
3.35% Notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount		$ 500
Debt instrument, interest rate		3.35%
Debt instrument, maturity year		2026
5.85% Notes, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 500	$ 500
Debt instrument, interest rate	5.85%	5.85%
Debt instrument, maturity year	2040	2040
4.50% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 119	$ 119
Debt instrument, interest rate	4.50%	4.50%
Debt instrument, maturity year	2043	2043
5.65% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 350	$ 350
Debt instrument, interest rate	5.65%	5.65%
Debt instrument, maturity year	2043	2043
5.50% Debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 400	$ 400
Debt instrument, interest rate	5.50%	5.50%
Debt instrument, maturity year	2035	2035